37. Defined benefit pension plans and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Schedule of asset policy and medical plan
	2019	2018

PAMEC/ asset policy and medical plan	5,782	2,850

Schedule of actuarial position of liabilities and assets related to the retirement and health care plans

(a) Effects as of December 31:

	Plans						Totals
	PBS	PBS Assisted	Management agreement	PAMEC/Asset Policy	AES Telecom	Medical Plan	2019	2018

Reconciliation of assets and liabilities as of 12/31/19	(*)	(*)	(*)

Present value of actuarial liabilities	40,427	10,107	151	1,080	11,099	2,585	65,449	52,206
Fair value of plan assets	(43,991)	(13,527)	(425)	-	(8,982)	-	(66,925)	(68,768)
Present value of obligations in excess of fair value of assets	(3,564)	(3,420)	(274)	1,080	2,117	2,585	(1,476)	(16,562)

Net actuarial liabilities / (assets)	(3,564)	(3,420)	(274)	1,080	2,117	2,585	(1,476)	(16,562)

(*) No assets were recognized by the sponsors, due to the impossibility of reimbursement of this surplus, and the sponsor's contributions will not be reduced in the future.

Schedule of ovement in net actuarial liabilities (assets)

(b) Movement in net actuarial liabilities (assets)

	Plans
	PBS	PBS Assisted	Management agreement	PAMEC/Asset Policy	AES Telecom	Medical Plan

Actuarial Liabilities (Assets) at 12/31/18	(14,964)	(4,209)	(239)	884	102	1.864
Expenditure (revenue) recognized in income	(1,394)	(391)	(22)	81	100	283
Sponsor Contributions	-	-	-	(47)	-	(26)
Recognized actuarial (gains) or losses	12,794	1,180	(13)	162	1,915	464
Unrecognized actuarial gains or losses	-	-	-	-	-	-
Net actuarial liabilities (assets) as of 12/31/19	(3,564)	(3,420)	(274)	1,080	2,117	2,585

Schedule of reconciliation of the present value of the obligations

(c) Reconciliation of the present value of the obligations

	Plans
	PBS	PBS Assisted	Management agreement	PAMEC/Asset Policy	AES Telecom	Medical Plan

Value of liabilities at 12/31/18	32,767	8,285	156	884	8,250	1,864
Cost of current service	5	-	-	-	93	108
Interest on actuarial liability	2,932	738	14	81	770	175
Benefits paid in the year	(2,629)	(719)	(9)	(47)	(348)	(27)
Contributions paid by participants	-	-	-	-	57	-
(Gains)/losses on liabilities	7,352	1,803	(10)	162	2,277	465

Value of liabilities at 12/31/19	40,427	10,107	151	1,080	11,099	2,585

Schedule of reconciliation of fair value of assets

(d)Reconciliation of fair value of assets

	Plans
	PBS	PBS Assisted	Management agreement	PAMEC/Asset Policy	AES Telecom	Medical Plan

Fair value of assets at 12/31/18	47,731	12,494	395	-	8,148	-
Benefits paid in the year	(2,629)	(719)	(9)	-	(348)	-
Effective return on assets in the year	4,326	1.128	36	-	763	-
Actuarial gain (loss) on plan assets	(5,437)	624	3	-	361	-
Contributions paid by participants	-	-	-	-	58	-
Sponsor contributions poured into the plan	-	-	-	-		-
Fair value of assets at 12/31/19	43,991	13,527	425	-	8,982	-

Schedule of expenditure planned for 2020

(e) Expenditure planned for 2020

	Plans
	PBS	PBS Assisted	Management agreement	PAMEC/Asset Policy	AES Telecom	Medical Plan

Current service cost (with interest)	15	-	-	-	125	150
Interest on actuarial liabilities	2,650	658	10	72	774	179
Expected return on assets	(2,893)	(888)	(29)	-	(627)	-
Interest on the effect of the (asset)/ liability limit	243	230	19	-	-	-

Total net expense (income) to be recognized	15	-	-	72	272	329

Schedule of actuarial assumptions adopted in the calculations

The main actuarial assumptions adopted in the calculations were the following:

Nominal discount rate of the actuarial liability:	PBS South: 6.81% / 3.20%; PBS Northeast: 6.83% / 3.22%; MA: 6.85% / 3.24%; PBS-A: 6.75% / 3.14%; AES: 7.09% / 3.47%; PAMEC: 6.77% / 3.16%; FIBER: 6.96% / 3.34%
Nominal wage growth rate:	PBS e MA: Not Applicable MA and PBS-A: Not Applicable; AES: 5.57%/ 2.00%; PAMEC and FIBER: Not Applicable
Biometric general mortality table:	PBS, MA and PBS-A: AT-2000 segregated by sex, softened by 10%;
Biometric disability entry table:	PBS: Álvaro Vindas; MA, PBS-A and PAMEC: Not Applicable; AES and FIBER: Mercer Disability;
Expected rate of turnover:	PBS, MA, PBS-A and PAMEC: Nula AES and FIBER: 0.15/(time of service + 1), being null and void as from 50 years
Probability of entry into retirement:

PBS and FIBER: 100% in 1st eligibility;

MA: Not Applicable;

AES: 3% per year between the first age of eligibility for early retirement and eligibility for normal retirement;

MA, PBS-A and PAMEC: Not Applicable

Estimated long-term inflation rate	PAMEC and FIBER: 7.64% / 3.25%
Calculation method	Projected Unit Credit Method